Segmentation of key figures (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Profit sharing income	$ 223	$ 214	$ 428	$ 405
Royalty income	9	26	20	59
Milestone income	21	75	40	115
Other	51	23	99	42
Other revenues	304	338	587	621
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	223	214	428	405
Royalty income	3	19	6	42
Milestone income	20	73	39	112
Other	49	15	96	32
Other revenues	295	321	569	591
Sandoz
Disclosure of operating segments [line items]
Royalty income	4	6	9	12
Milestone income	1	2	1	3
Other	2	8	3	10
Other revenues	7	16	13	25
Corporate
Disclosure of operating segments [line items]
Royalty income	2	1	5	5
Other revenues	$ 2	$ 1	$ 5	$ 5